Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial assets at fair value through other comprehensive income [member]	Accumulated other comprehensive income [member] Equity securities at fair value through other comprehensive income [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2024		$ 204	$ 70,826		$ (2,924)	$ (22)	$ 12,893	$ (208)	$ 35		$ 25,373	$ (17)			$ 10,888	$ (18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		4									131
Shares issued as a result of dividend reinvestment plan											130
Issue of shares and other equity instruments															750
Purchase of shares for cancellation and other											(663)
Purchase of shares												(9,606)				(1,460)
Purchase of shares and other equity instruments															(850)
Sale of shares												9,531				1,476
Net premium (discount) on sale of treasury instruments		3
Other		32
Net income attributable to equity instrument holders			17,258
Preferred dividends and distributions on other equity instruments										$ (5,449)				$ (374)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(3,469)
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	$ (28)		(28)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(13)
Other comprehensive income (loss)	171							170
Allowance for credit losses	1							1
Other comprehensive income (loss)									90
Reclassification of loss/(gain) to retained earnings									13
Other comprehensive income (loss)	(13)					(13)
Other comprehensive income (loss)	(328)						(328)
Other comprehensive income (loss)	1,030				1,030
Share of accumulated other comprehensive income (loss) from investment in Schwab	1,870
Balance at end of period at Jul. 31, 2025	125,394	243	78,749	$ 10,737	(1,894)	(35)	12,565	(37)	138		24,971	(92)	$ 10,788		10,788	(2)
Balance at beginning of period at Apr. 30, 2025		199	78,640		(1,078)	(1)	12,381	(352)	82		25,136	(26)			11,138	(28)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		1									62
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0
Purchase of shares for cancellation and other											(227)
Purchase of shares												(3,222)				(73)
Purchase of shares and other equity instruments															(350)
Sale of shares												3,156				99
Net premium (discount) on sale of treasury instruments		14
Other		29
Net income attributable to equity instrument holders			3,336
Preferred dividends and distributions on other equity instruments										(1,798)				(88)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(1,334)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(17)		(17)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			10
Other comprehensive income (loss)	315							315
Allowance for credit losses	0							0
Other comprehensive income (loss)									66
Reclassification of loss/(gain) to retained earnings									(10)
Other comprehensive income (loss)	(34)					(34)
Other comprehensive income (loss)	184						184
Other comprehensive income (loss)	(816)				(816)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0
Balance at end of period at Jul. 31, 2025	125,394	243	78,749	10,737	(1,894)	(35)	12,565	(37)	138		24,971	(92)	10,788		10,788	(2)
Balance at beginning of period at Oct. 31, 2025	127,827	285	78,320		(769)	(28)	13,242	283	146		24,727	0			11,625	(4)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		70									202
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															1,250
Purchase of shares for cancellation and other											(780)
Purchase of shares												(9,162)				(2,537)
Purchase of shares and other equity instruments															0
Sale of shares												9,143				2,495
Net premium (discount) on sale of treasury instruments		13
Other		35
Net income attributable to equity instrument holders			12,909
Preferred dividends and distributions on other equity instruments										(5,437)				(397)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(6,665)
Share and other equity instrument issue expenses			(4)
Remeasurement gain/(loss) on employee benefit plans	72		72
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			84
Other comprehensive income (loss)	36							35
Allowance for credit losses	1							1
Other comprehensive income (loss)									112
Reclassification of loss/(gain) to retained earnings									(83)
Other comprehensive income (loss)	(7)					(7)
Other comprehensive income (loss)	(123)						(123)
Other comprehensive income (loss)	(2,038)				(2,038)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0
Balance at end of period at Jul. 31, 2026	127,015	403	78,882	10,771	(2,807)	(35)	13,119	319	175		24,149	(19)	12,875		12,875	(46)
Balance at beginning of period at Apr. 30, 2026		361	78,295		(2,019)	(31)	11,343	338	171		24,309	(60)			11,625	(14)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		30									52
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															1,250
Purchase of shares for cancellation and other											(212)
Purchase of shares	(2,400)											(2,949)				(2,022)
Purchase of shares and other equity instruments															0
Sale of shares												2,990				1,990
Net premium (discount) on sale of treasury instruments		(8)
Other		20
Net income attributable to equity instrument holders			4,615
Preferred dividends and distributions on other equity instruments										$ (1,840)				$ (94)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,182)
Share and other equity instrument issue expenses			(4)
Remeasurement gain/(loss) on employee benefit plans	44		44
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			48
Other comprehensive income (loss)	(19)							(19)
Allowance for credit losses	0							0
Other comprehensive income (loss)									52
Reclassification of loss/(gain) to retained earnings									(48)
Other comprehensive income (loss)	(4)					(4)
Other comprehensive income (loss)	1,776						1,776
Other comprehensive income (loss)	(788)				(788)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0
Balance at end of period at Jul. 31, 2026	$ 127,015	$ 403	$ 78,882	$ 10,771	$ (2,807)	$ (35)	$ 13,119	$ 319	$ 175		$ 24,149	$ (19)	$ 12,875		$ 12,875	$ (46)